OPERATING REVENUES (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenues Earned From Time Charters, Voyage Charters and Other Revenues
The following table shows the revenues earned from time charters, voyage charters and other revenues for the six months ended June 30, 2024 and 2023 respectively:

(in thousands of $)	2024	2023
Time charter revenues	314,736	181,693
Voyage charter revenues	180,897	226,946
Other revenues	1,193	1,261
Total operating revenues	496,826	409,900
For the six months ended June 30, 2024, the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	314,736	—	314,736
Voyage charter revenues	12,797	168,100	180,897
Other revenues	—	1,193	1,193
Total operating revenues	327,533	169,293	496,826

Schedule of Contract Assets
As of June 30, 2024 and December 31, 2023, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2024	2023
Voyages in progress (contract assets)	10,801	15,651
Trade accounts receivable	7,144	11,066
Other current assets (capitalized fulfillment costs)	2,436	3,558
Total	20,381	30,275